Citigroup Mortgage Loan Trust 2024-RP3 ABS-15G

Exhibit 99.1 - Schedule 6(b)

Exception Summary

Exception Type	Exception Grade	Exception	Open Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Title Issue -	77	0	0	0	77
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	27	0	0	0	27
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	14	0	0	0	14
		Cease and Desist Request Received From Mortgagor or 3rd Party	12	0	0	0	12
		Mortgagor Working w/ 3rd Party Group	10	0	0	0	10
		Delinquent HOA Fees	6	0	0	0	6
		Mortgagor Deceased - Not clear or no information on executor/heir	4	0	0	0	4
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0	0	0	2
		Class Action Lawsuit	1	0	0	0	1
		Legal action - ownership rights are endangered	1	0	0	0	1
		Collection Comments - Incomplete -	1	0	0	0	1
		Total Comment Grade (3) Exceptions:	155	0	0	0	155